Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Pinnacle Focused Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Pinnacle Focused Opportunities ETF
Class Name	Pinnacle Focused Opportunities ETF
Trading Symbol	FCUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Pinnacle Focused Opportunities ETF (the "Fund") for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.pinnacleetfs.com/fcus/. You can also request this information by contacting us at (844) 466-6723 or by writing to the Pinnacle Focused Opportunities ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 466-6723
Additional Information Website	www.pinnacleetfs.com/fcus/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pinnacle Focused Opportunities ETF	$35	0.79%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.79%
Net Assets	$ 33,931,000
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 153,998
Investment Company, Portfolio Turnover	302.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2025)

Fund Size (thousands)	$33,931
Number of Holdings	31
Total Advisory Fee Paid	$153,998
Portfolio Turnover Rate	302%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 4.23%	24.6
Dutch Bros, Inc. - Class A	3.4
Sprouts Farmers Market, Inc.	3.3
ROBLOX Corp. - Class A	3.3
Palantir Technologies, Inc. - Class A	3.3
Spotify Technology SA	3.3
Bridgebio Pharma, Inc.	3.3
Bloom Energy Corp. - Class A	3.2
Robinhood Markets, Inc. - Class A	3.2
Netflix, Inc.	3.2